                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                     July 31
                                     -------
                             Date of Fiscal Year End

                                  July 31, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JULY 31, 2003

EATON VANCE MUNICIPALS TRUST II

FLORIDA INSURED

HAWAII

KANSAS

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

  The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

  EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

  If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

  Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of July 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads have a profound influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in lower-quality, higher-yielding bonds. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                                        Sincerely,

                                                        /s/ Thomas J. Fetter

                                                        Thomas J. Fetter
                                                        President
                                                        September 10, 2003

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MARKET RECAP

The U.S. economy saw anecdotal signs of improvement in the first half of 2003, although the pace of recovery was fairly slow. The conclusion of official hostilities in Iraq and the passage of significant tax legislation gave consumers added confidence. While capital spending remained below past recovery rates, some businesses were starting to invest in new plants and equipment.

TAX CUTS HAVE RAISED DISPOSABLE INCOME AND BOOSTED CONSUMER SPENDING...

Some long-depressed sectors showed signs of a rebound in the first half of 2003. The manufacturing sector, which has lagged in recent years, enjoyed a modest rise in industrial production. Tax cuts passed earlier this year resulted in higher disposable income, adding some support to the retail sector. Meanwhile, capital spending, which has languished amid the economic uncertainty of recent years, finally showed signs of a rebound, as some companies moved to replace aging equipment. A convincing recovery could add further momentum to business investment. On a less positive note, a rise in mortgage rates raised some concerns about the housing sector, which has been the primary engine for the economy in recent years.

WAITING FOR A RECOVERY TO TAKE HOLD, THE FEDERAL RESERVE HAS MAINTAINED AN ACCOMMODATIVE MONETARY POLICY...

Gross Domestic Product expanded 1.4% in the first quarter of 2003, followed by a 2.4% rise in the second quarter. The nation's unemployment rate was 6.2% in July 2003, a modest improvement from recent months. More encouraging, claims for unemployment insurance continued to decline slightly, suggesting a gradual improvement on the job-search front. Inflation has remained quite tame. In fact, many economists have pointed to DE-flation as a more worrisome threat. In that environment, the Federal Reserve has maintained an accommodative monetary posture, lowering its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June 2003.

Municipal bonds yield 94% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*     5.08%
Taxable equivalent yield in 35.0% tax bracket        7.82%
30-Year Treasury bond                                5.41%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of July 31, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

The decline in short-term interest rates helped fuel a stock market rally.

However, longer-term interest rates moved higher, prompting a modest bond market correction in the second quarter. Ten-year Treasury bond yields - which opened 2003 at 3.82% - rose to 4.52% by July 31, 2003 in response to the anticipation of a stronger economy. Not surprisingly, the Lehman Brothers Municipal Bond Index had a total return of just 0.43% for the six months ended July 31, 2003.*

WHILE FEDERAL TAX RATES HAVE FALLEN, STATE TAXES HAVE BEEN ON THE RISE...

Modest growth, global competition and productivity gains have kept inflation - the primary nemesis of bonds - at bay. Meanwhile, the rationale for tax-exempt income remains intact. While Federal tax rates have been reduced, many state governments - most of which have constitutional mandates to balance their budgets - have enacted property and income tax increases to make up for revenue shortfalls and budget deficits. We believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of tax-conscious investors.

  *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE FLORIDA INSURED MUNICIPALS FUND as of July 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Florida reported the southeast region's strongest job growth in the first half of 2003. While manufacturing remained weak, the service sector gained ground. Discounting and new attractions helped the state's theme parks and tourism industry offset the sharp decline in international visitors. Florida's jobless rate was 5.3% in July 2003, down from 5.5% a year ago.

- Insured* water and sewer bonds were once again the Portfolio's largest weighting at July 31, 2003. Florida's rapid population growth and construction activity have increased the demand for water-related infrastructure, creating new opportunities within the water and sewer bond sector.

- Insured* special tax revenue bonds constituted a major commitment for the Portfolio. These issues provided Florida communities a financing mechanism for a broad array of public programs such as utilities and transportation facilities.

- Management remained selective with respect to hospital bonds. The Portfolio targeted insured* bonds of acute care facilities with good market share, as well as hospitals with in-demand specialties, such as cardiac and cancer treatment, dialysis or rehabilitation.

- The Portfolio continued to emphasize broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a balanced coupon allocation. In a period marked by increasing bond calls, call protection remained a key strategic consideration.

PORTFOLIO STATISTICS(6)

-  Number of Issues:                  65
-  Average Maturity:                  24.5 years
-  Average Rating:                    AAA
-  Average Call:                      7.8 years
-  Average Dollar Price:              $ 97.88

THE FUND

- During the six months ended July 31, 2003, the Fund's Class A and Class B shares had total returns of -0.03% and -0.44%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $11.16 on July 31, 2003 from $11.43 on January 31, 2003, and the reinvestment of $0.273 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $11.03 from $11.30, and the reinvestment of $0.228 per share in tax-free income during the period.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003 of $11.16 per share for Class A and $11.03 per share for Class B, the distribution rates were 4.93% and 4.17%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.58% and 6.42%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003 were 3.94% and 3.36%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.06% and 5.17%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA           99.0%
Non-Rated      1.0%

   * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(7)                                            CLASS A   CLASS B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                    3.40%     2.53%
Five Years                                                  4.69      3.90
Life of Fund+                                               6.38      5.53

Sec Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                   -1.47%    -2.40%
Five Years                                                  3.67      3.56
Life of Fund+                                               5.83      5.53

+ Inception date: Class A: 3/3/94; Class B: 3/2/94

[CHART]

FIVE LARGEST SECTORS(6)
By net assets

Insured - Water & Sewer*             19.4%
Insured - Special Tax Revenue*       15.4%
Insured - Transportation*            12.5%
Insured - Hospital*                  11.8%
Insured - Miscellaneous*              6.0%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(2) A portion of the Fund's income may be subject to federal income and state intangibles tax and/or federal alternative minimum tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4)  Taxable-equivalent rates assume maximum 35.00% federal income tax rate.
     A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and Five Largest Sectors may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HAWAII MUNICIPALS FUND as of July 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Hawaii's economy generated strong job growth in the first half of 2003. The construction sector was especially impressive, reflecting real estate investment and personal income growth. The business services, financial and health care sectors also produced new jobs. The Portfolio Manager state's jobless rate was 4.1% in July 2003, unchanged from a year ago and well below the national rate.

- The Portfolio's largest sector weighting at July 31, 2003 was insured* transportation bonds, a key segment of Hawaii's tourism economy. Investments included issues for airports, highways and harbor facilities. The Portfolio sold an airline issue over concerns about credit risk and the future of the airline industry.

- Insured* general obligations (GOs) remained a large commitment for the Portfolio. The Portfolio's insured* issues were representative of management's increased emphasis on quality, at a time when an uncertain economy pressured economically-sensitive issuers.

- The Portfolio had significant investments in insured* water and sewer bonds, which financed Hawaii's important water treatment facilities. Among the Portfolio's purchases were insured* issues for Honolulu's city and county wastewater system.

- Amid a characteristically low supply of Hawaii municipal issues, the Portfolio achieved added diversification through the use of Puerto Rico bonds. New purchases included a Municipal Finance Agency issue.

PORTFOLIO STATISTICS(6)

-  Number of Issues:                  46
-  Average Maturity:                  19.7 years
-  Average Rating:                    AA+
-  Average Call:                      7.5 years
-  Average Dollar Price:              $ 97.76

THE FUND

- During the six months ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 1.27% and 0.82%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.60 on July 31, 2003 from $9.70 on January 31, 2003, and the reinvestment of $0.226 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.72 from $9.83, and the reinvestment of $0.193 per share in tax-free income during the period.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003 of $9.60 per share for Class A and $9.72 per share for Class B, the distribution rates were 4.72% and 3.96%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.91% and 6.64%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31, 2003 were 3.67% and 3.05%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.15% and 5.11%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

AAA           73.9%
AA            10.5%
A              8.8%
BBB            3.9%
BB             1.7%
Non-Rated      1.2%

   * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(7)                                            CLASS A   CLASS B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                    3.27%     2.45%
Five Years                                                  4.51      3.66
Life of Fund+                                               4.67      4.31

Sec Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                   -1.68%    -2.48%
Five Years                                                  3.50      3.32
Life of Fund+                                               4.13      4.31

+ Inception date: Class A: 3/14/94; Class B: 3/2/94

[CHART]

FIVE LARGEST SECTORS(6)
By net assets

Insured - Transportation*         18.2%
Insured - General Obligations*    12.0%
Insured - Water & Sewer*          10.4%
Insured - Education*               9.4%
General Obligations                9.3%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 40.36% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and Five Largest Sectors may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE KANSAS MUNICIPALS FUND as of July 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT UPDATE

- The Kansas economy showed signs of improvement during the period. Manufacturing and energy-related businesses gained some momentum, while residential construction continued at a strong pace. However, the farm sector continued to suffer from volatile weather. The state's July 2003 jobless rate was 5.0%, down from 5.3% a year ago.

- Insured* general obligations (GOs) were the Portfolio's largest sector weighting at July 31, 2003. Amid limited supply, insured* GOs provided quality and liquidity. The Portfolio focused on school district bonds, which constitute a large share of the Kansas GO market.

- Insured* water and sewer bonds were a significant commitment for the Portfolio. Because they finance projects for essential services, the revenues supporting the bonds are generally non-discretionary and relatively stable in any economic climate.

- The Portfolio remained very selective with respect to hospital bonds. Management focused on insured* issues of institutions that have competitive market positions, reasonable cost structures and provide an attractive range of health care specialties and services.

- The Fund's Class A shares were ranked #1 of 10 funds in the Kansas Municipal Debt Fund Classification for the 5-year period ended July 31, 2003, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.
   (1) The Fund's Class A shares were ranked #2 of 10 funds and #1 of 10 funds, respectively, for the 1- and 3-year periods.

PORTFOLIO STATISTICS(6)

-  Number of Issues:                  61
-  Average Maturity:                  19.5 years
-  Average Rating:                    AAA
-  Average Call:                      7.4 years
-  Average Dollar Price:              $ 98.34

THE FUND

- During the six months ended July 31, 2003, the Fund's Class A and Class B shares had total returns of 0.45% and -0.04%, respectively.(2) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.32 on July 31, 2003 from $10.50 on January 31, 2003, and the reinvestment of $0.231 per share in tax-free income.(3) For Class B, this return resulted from a decrease in NAV to $10.23 from $10.42, and the reinvestment of $0.191 per share in tax-free income during the period.(3)

- Based on the Fund's most recent dividends and NAVs on July 31, 2003 of $10.32 per share for Class A and $10.23 per share for Class B, the distribution rates were 4.55% and 3.79%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.48% and 6.23%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at July 31, 2003 were 3.73% and 3.14%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.13% and 5.16%, respectively.(5)

[CHART]

RATING DISTRIBUTION(7)

AAA          85.9%
AA            3.7%
A             6.4%
BBB           2.8%
Non-Rated     1.2%

   * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of July 31, 2003

PERFORMANCE(8)                                            CLASS A   CLASS B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                    3.19%     2.41%
Five Years                                                  4.88      4.08
Life of Fund+                                               5.43      4.89

Sec Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                   -1.71%    -2.53%
Five Years                                                  3.86      3.74
Life of Fund+                                               4.88      4.89

+ Inception date: Class A: 3/3/94 Class B: 3/2/94

[CHART]

FIVE LARGEST SECTORS(7)
By net assets

Insured - General Obligations*    20.2%
Insured - Water & Sewer*          12.6%
Insured - Hospital*               10.1%
Insured - Transportation*          7.3%
Hospital                           6.7%

(1) Source: Lipper Inc. For the 3-month period ended 7/31/03, the Fund's Class A shares were ranked #7 of 11 funds. Rankings are based on percent change in net asset value and do not take sales charges into consideration. Rankings for other Classes will vary. It is not possible to invest directly in a Lipper Classification.
(2) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(3) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax.
(4) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(5) Taxable-equivalent rates assume maximum 39.19% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(6) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(7) Portfolio Statistics, Rating Distribution and Five Largest Sectors may not be representative of the Portfolio's current or future investments.
(8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost                  $42,254,837       $17,192,485  $22,515,149
   Unrealized appreciation            1,554,062         1,209,185      569,004
------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                         $43,808,899       $18,401,670  $23,084,153
------------------------------------------------------------------------------
Receivable for Fund shares
   sold                             $    34,705       $    17,727  $       216
------------------------------------------------------------------------------
TOTAL ASSETS                        $43,843,604       $18,419,397  $23,084,369
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                         $   149,266       $    27,520  $        62
Dividends payable                        85,074            31,711       35,706
Payable to affiliate for
   service fees                           7,594             3,164        4,007
Accrued expenses                         14,582            13,075       13,050
------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   256,516       $    75,470  $    52,825
------------------------------------------------------------------------------
NET ASSETS                          $43,587,088       $18,343,927  $23,031,544
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                     $43,100,023       $18,189,329  $22,785,835
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                             (1,102,825)       (1,008,331)    (320,731)
Accumulated undistributed
   (distributions in excess
   of) net investment income             35,828           (46,256)      (2,564)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                              1,554,062         1,209,185      569,004
------------------------------------------------------------------------------
TOTAL                               $43,587,088       $18,343,927  $23,031,544
------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------
NET ASSETS                          $16,647,042       $   994,302  $11,257,991
SHARES OUTSTANDING                    1,491,958           103,571    1,090,618
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)         $     11.16       $      9.60  $     10.32
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                        $     11.72       $     10.08  $     10.83
------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------
NET ASSETS                          $26,940,046       $17,349,625  $11,773,553
SHARES OUTSTANDING                    2,441,989         1,784,149    1,150,463
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)         $     11.03       $      9.72  $     10.23
------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2003

                                FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------
Interest allocated from
   Portfolio                        $ 1,097,764        $ 487,424    $ 598,769
Expenses allocated from
   Portfolio                            (76,229)         (34,352)     (43,455)
------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                        $ 1,021,535        $ 453,072    $ 555,314
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Trustees fees and expenses          $        79        $      79    $      79
Distribution and service fees
   Class A                               15,433              788       11,060
   Class B                              122,259           83,249       55,446
Legal and accounting services             7,602            7,402        7,758
Printing and postage                      4,041            3,045        3,529
Custodian fee                             4,471            3,970        3,970
Transfer and dividend
   disbursing agent fees                  7,006            5,009        5,679
Miscellaneous                             1,589            1,291        1,796
------------------------------------------------------------------------------
TOTAL EXPENSES                      $   162,480        $ 104,833    $  89,317
------------------------------------------------------------------------------

NET INVESTMENT INCOME               $   859,055        $ 348,239    $ 465,997
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $    20,821        $(110,330)   $ (22,263)
   Financial futures contracts         (351,003)        (281,857)    (223,910)
------------------------------------------------------------------------------
NET REALIZED LOSS                   $  (330,182)       $(392,187)   $(246,173)
------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $(1,492,465)       $(300,938)   $(543,546)
   Financial futures contracts          643,057          503,999      350,445
------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $  (849,408)       $ 203,061    $(193,101)
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                             $(1,179,590)       $(189,126)   $(439,274)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS           $  (320,535)       $ 159,113    $  26,723
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
---------------------------------------------------------------------------------
From operations --
   Net investment income               $   859,055       $   348,239  $   465,997
   Net realized loss                      (330,182)         (392,187)    (246,173)
   Net change in unrealized
      appreciation (depreciation)         (849,408)          203,061     (193,101)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS              $  (320,535)      $   159,113  $    26,723
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                          $  (364,364)      $   (18,132) $  (241,874)
      Class B                             (515,022)         (343,468)    (212,947)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                        $  (879,386)      $  (361,600) $  (454,821)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                          $ 4,716,261       $   324,763  $ 1,591,777
      Class B                            5,435,970           756,525    1,033,890
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                              162,509             9,644      155,035
      Class B                              199,404           177,428      125,710
   Cost of shares redeemed
      Class A                           (1,261,858)          (21,084)    (635,521)
      Class B                           (1,571,823)         (566,872)    (411,007)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS             $ 7,680,463       $   680,404  $ 1,859,884
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             $ 6,480,542       $   477,917  $ 1,431,786
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                 $37,106,546       $17,866,010  $21,599,758
---------------------------------------------------------------------------------
AT END OF PERIOD                       $43,587,088       $18,343,927  $23,031,544
---------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------
AT END OF PERIOD                       $    35,828       $   (46,256) $    (2,564)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
---------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,427,816       $   722,412  $   781,638
   Net realized loss                      (276,075)         (153,260)     (48,031)
   Net change in unrealized
      appreciation (depreciation)          971,241           362,410      472,540
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,122,982       $   931,562  $ 1,206,147
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                          $  (513,199)      $   (30,702) $  (363,237)
      Class B                             (890,709)         (707,353)    (387,376)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                        $(1,403,908)      $  (738,055) $  (750,613)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                          $ 4,966,529       $   148,297  $ 4,384,676
      Class B                            6,194,928         2,346,564    2,139,328
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                              186,091            14,005      233,613
      Class B                              304,731           352,996      226,328
   Cost of shares redeemed
      Class A                           (1,006,466)          (12,430)    (548,637)
      Class B                           (3,928,291)       (2,754,938)  (1,315,282)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS             $ 6,717,522       $    94,494  $ 5,120,026
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             $ 7,436,596       $   288,001  $ 5,575,560
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of year                   $29,669,950       $17,578,009  $16,024,198
---------------------------------------------------------------------------------
AT END OF YEAR                         $37,106,546       $17,866,010  $21,599,758
---------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------
AT END OF YEAR                         $    56,159       $   (32,895) $   (13,740)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             FLORIDA INSURED FUND -- CLASS A
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ------------------------------------------------------------------
                                  (UNAUDITED)(1)        2003          2002(1)(2)          2001        2000        1999
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.430         $11.170          $11.140          $10.070     $11.540     $11.370
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.266         $ 0.554          $ 0.546          $ 0.527     $ 0.541     $ 0.569
Net realized and unrealized
   gain (loss)                         (0.263)          0.256            0.026            1.084      (1.470)      0.153
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.003         $ 0.810          $ 0.572          $ 1.611     $(0.929)    $ 0.722
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.273)        $(0.550)         $(0.542)         $(0.541)    $(0.541)    $(0.552)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.273)        $(0.550)         $(0.542)         $(0.541)    $(0.541)    $(0.552)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $11.160         $11.430          $11.170          $11.140     $10.070     $11.540
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.03)%          7.40%            5.24%           16.38%      (8.24)%      6.52%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $16,647         $13,499          $ 9,114          $ 5,180     $ 5,629     $ 5,905
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       0.71%(5)        0.70%            0.76%            0.91%       0.69%       0.46%
   Net expenses after
      custodian fee
      reduction(4)                       0.69%(5)        0.69%            0.72%            0.87%       0.65%       0.39%
   Net investment income                 4.63%(5)        4.90%            4.88%            4.93%       5.02%       4.86%
Portfolio Turnover of the
   Portfolio                                4%             16%              18%               8%         34%          9%
------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                                                     0.58%
   Expenses after custodian
      fee reduction(4)                                                                                             0.51%
   Net investment income                                                                                           4.74%
Net investment income per
   share                                                                                                        $ 0.555
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.84% to 4.88%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             FLORIDA INSURED FUND -- CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ------------------------------------------------------------------
                                  (UNAUDITED)(1)        2003          2002(1)(2)          2001        2000        1999
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.300         $11.050          $11.020          $ 9.950     $11.400     $11.230
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.221         $ 0.466          $ 0.460          $ 0.440     $ 0.452     $ 0.467
Net realized and unrealized
   gain (loss)                         (0.263)          0.244            0.022            1.080      (1.456)      0.170
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.042)        $ 0.710          $ 0.482          $ 1.520     $(1.004)    $ 0.637
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.228)        $(0.460)         $(0.452)         $(0.450)    $(0.446)    $(0.467)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.228)        $(0.460)         $(0.452)         $(0.450)    $(0.446)    $(0.467)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $11.030         $11.300          $11.050          $11.020     $ 9.950     $11.400
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.44)%          6.54%            4.43%           15.57%      (8.97)%      5.82%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $26,940         $23,608          $20,556          $20,131     $19,914     $22,901
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.46%(5)        1.45%            1.51%            1.66%       1.50%       1.25%
   Net expenses after
      custodian fee
      reduction(4)                       1.44%(5)        1.44%            1.47%            1.62%       1.46%       1.18%
   Net investment income                 3.89%(5)        4.18%            4.15%            4.18%       4.22%       4.15%
Portfolio Turnover of the
   Portfolio                                4%             16%              18%               8%         34%          9%
------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                                                     1.37%
   Expenses after custodian
      fee reduction(4)                                                                                             1.30%
   Net investment income                                                                                           4.03%
Net investment income per
   share                                                                                                        $ 0.453
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.11% to 4.15%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     HAWAII FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2003(1)          2002(1)(2)          2001(1)        2000        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.700           $ 9.580           $ 9.580            $ 8.690      $10.050     $ 9.930
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.218           $ 0.454           $ 0.453            $ 0.466      $ 0.487     $ 0.534
Net realized and unrealized
   gain (loss)                         (0.092)            0.124             0.005              0.885       (1.362)      0.078
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.126           $ 0.578           $ 0.458            $ 1.351      $(0.875)    $ 0.612
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.226)          $(0.458)          $(0.458)           $(0.461)     $(0.485)    $(0.492)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.226)          $(0.458)          $(0.458)           $(0.461)     $(0.485)    $(0.492)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.600           $ 9.700           $ 9.580            $ 9.580      $ 8.690     $10.050
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          1.27%             6.14%             4.87%             15.91%       (8.95)%      6.34%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   994           $   694           $   537            $   458      $   258     $   259
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       0.83%(5)          0.80%             0.97%              0.77%        0.48%       0.45%
   Net expenses after
      custodian fee
      reduction(4)                       0.80%(5)          0.75%             0.94%              0.70%        0.46%       0.41%
   Net investment income                 4.47%(5)          4.68%             4.70%              5.07%        5.20%       5.35%
Portfolio Turnover of the
   Portfolio                                2%               11%               22%                13%          20%         29%
------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                                  0.82%        0.84%       0.69%
   Expenses after custodian
      fee reduction(4)                                                                          0.75%        0.82%       0.65%
   Net investment income                                                                        5.02%        4.84%       5.11%
Net investment income per
   share                                                                                     $ 0.461      $ 0.453     $ 0.510
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.67% to 4.70%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     HAWAII FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2003(1)          2002(1)(2)          2001(1)        2000        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.830           $ 9.720           $ 9.720            $ 8.820      $10.200     $10.130
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.186           $ 0.388           $ 0.389            $ 0.404      $ 0.430     $ 0.431
Net realized and unrealized
   gain (loss)                         (0.103)            0.117             0.006              0.896       (1.388)      0.090
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.083           $ 0.505           $ 0.395            $ 1.300      $(0.958)    $ 0.521
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.193)          $(0.395)          $(0.395)           $(0.400)     $(0.422)    $(0.451)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.193)          $(0.395)          $(0.395)           $(0.400)     $(0.422)    $(0.451)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.720           $ 9.830           $ 9.720            $ 9.720      $ 8.820     $10.200
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          0.82%             5.28%             4.11%             15.00%       (9.58)%      5.29%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $17,350           $17,172           $17,041            $18,200      $16,669     $19,848
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.58%(5)          1.55%             1.73%              1.54%        1.20%       1.18%
   Net expenses after
      custodian fee
      reduction(4)                       1.55%(5)          1.50%             1.70%              1.47%        1.18%       1.14%
   Net investment income                 3.77%(5)          3.95%             3.98%              4.35%        4.51%       4.27%
Portfolio Turnover of the
   Portfolio                                2%               11%               22%                13%          20%         29%
------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                                  1.59%        1.56%       1.42%
   Expenses after custodian
      fee reduction(4)                                                                          1.52%        1.54%       1.38%
   Net investment income                                                                        4.30%        4.15%       4.03%
Net investment income per
   share                                                                                     $ 0.399      $ 0.396     $ 0.407
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 3.95% to 3.98%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        KANSAS FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ------------------------------------------------------------------------------
                                  (UNAUDITED)           2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.500           $10.230           $10.200            $ 9.230        $10.470        $10.460
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.237           $ 0.478           $ 0.458            $ 0.488        $ 0.505        $ 0.505
Net realized and unrealized
   gain (loss)                         (0.186)            0.255             0.042              0.976         (1.231)         0.082
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.051           $ 0.733           $ 0.500            $ 1.464        $(0.726)       $ 0.587
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.231)          $(0.463)          $(0.470)           $(0.494)       $(0.509)       $(0.517)
From net realized gain                     --                --                --                 --         (0.005)        (0.060)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.231)          $(0.463)          $(0.470)           $(0.494)       $(0.514)       $(0.577)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.320           $10.500           $10.230            $10.200        $ 9.230        $10.470
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          0.45%             7.30%             4.98%             16.25%         (7.12)%         5.77%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $11,258           $10,354           $ 6,091            $ 3,110        $ 2,455        $ 1,561
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       0.80%(5)          0.86%             1.03%              0.74%          0.53%          0.49%
   Net expenses after
      custodian fee
      reduction(4)                       0.78%(5)          0.83%             0.99%              0.73%          0.48%          0.43%
   Net investment income                 4.48%(5)          4.58%             4.46%              5.03%          5.12%          4.83%
Portfolio Turnover of the
   Portfolio                               15%               17%               18%                 7%            24%            33%
------------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                               1.06%              0.98%          0.97%          0.79%
   Expenses after custodian
      fee reduction(4)                                                       1.02%              0.97%          0.92%          0.73%
   Net investment income                                                     4.43%              4.79%          4.68%          4.53%
Net investment income per
   share                                                                  $ 0.455            $ 0.465        $ 0.462        $ 0.474
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 4.39% to 4.46%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        KANSAS FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       ------------------------------------------------------------------------------
                                  (UNAUDITED)           2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.420           $10.140           $10.120            $ 9.140        $10.370        $10.380
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.196           $ 0.400           $ 0.380            $ 0.415        $ 0.424        $ 0.429
Net realized and unrealized
   gain (loss)                         (0.195)            0.263             0.029              0.975         (1.225)         0.071
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.001           $ 0.663           $ 0.409            $ 1.390        $(0.801)       $ 0.500
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.191)          $(0.383)          $(0.389)           $(0.410)       $(0.424)       $(0.450)
From net realized gain                     --                --                --                 --         (0.005)        (0.060)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.191)          $(0.383)          $(0.389)           $(0.410)       $(0.429)       $(0.510)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.230           $10.420           $10.140            $10.120        $ 9.140        $10.370
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.04)%            6.64%             4.09%             15.51%         (7.87)%         4.96%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $11,774           $11,246           $ 9,933            $ 9,147        $ 9,568        $11,223
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.55%(5)          1.61%             1.78%              1.48%          1.33%          1.28%
   Net expenses after
      custodian fee
      reduction(4)                       1.53%(5)          1.58%             1.74%              1.47%          1.28%          1.22%
   Net investment income                 3.74%(5)          3.87%             3.74%              4.32%          4.32%          4.14%
Portfolio Turnover of the
   Portfolio                               15%               17%               18%                 7%            24%            33%
------------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                               1.81%              1.72%          1.77%          1.58%
   Expenses after custodian
      fee reduction(4)                                                       1.77%              1.71%          1.72%          1.52%
   Net investment income                                                     3.71%              4.08%          3.88%          3.84%
Net investment income per
   share                                                                  $ 0.378            $ 0.392        $ 0.381        $ 0.398
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 3.67% to 3.74%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, each diversified, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund). The Funds offer two classes of shares.
   Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2003, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers for each Fund are as follows:

    FUND                                      AMOUNT    EXPIRES
    ----------------------------------------------------------------------
    Florida Insured                           $216,412  January 31, 2011
                                                32,368  January 31, 2010
                                               375,493  January 31, 2009
                                               120,174  January 31, 2008
    Hawaii                                     182,699  January 31, 2011
                                               201,940  January 31, 2009
                                                75,392  January 31, 2008
                                                26,381  January 31, 2005
                                               182,113  January 31, 2004
    Kansas                                      48,519  January 31, 2011
                                                53,521  January 31, 2009
                                                15,614  January 31, 2008

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Additionally, at January 31, 2003, Florida Insured Fund, Hawaii Fund and Kansas Fund had net capital losses of $53,594, $42,681 and $3,505 attributable to security transactions incurred after October 31, 2002. These net capital losses are treated as arising on the first day of the Fund's taxable year ending January 31, 2004.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the statements of operations.

 G Other -- Investment transactions are accounted for on a trade-date basis.
 H Interim Financial Statements -- The interim financial statements relating to
   July 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the method for amortizing premiums.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                         FLORIDA INSURED
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                              406,455              437,583
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        14,088               16,408
    Redemptions                                       (109,544)             (88,671)
    -------------------------------------------------------------------------------
    NET INCREASE                                       310,999              365,320
    -------------------------------------------------------------------------------

                                                         FLORIDA INSURED
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                              472,593              551,733
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        17,339               27,241
    Redemptions                                       (136,486)            (350,912)
    -------------------------------------------------------------------------------
    NET INCREASE                                       353,446              228,062
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                             HAWAII
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                               33,181               15,421
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           985                1,444
    Redemptions                                         (2,153)              (1,291)
    -------------------------------------------------------------------------------
    NET INCREASE                                        32,013               15,574
    -------------------------------------------------------------------------------

                                                             HAWAII
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                               76,046              238,065
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        17,796               35,956
    Redemptions                                        (56,643)            (281,187)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             37,199               (7,166)
    -------------------------------------------------------------------------------

                                                             KANSAS
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                              149,538              420,781
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        14,620               22,362
    Redemptions                                        (59,183)             (53,123)
    -------------------------------------------------------------------------------
    NET INCREASE                                       104,975              390,020
    -------------------------------------------------------------------------------

                                                             KANSAS
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2003
    -------------------------------------------------------------------------------
    Sales                                               97,876              207,207
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        11,860               21,907
    Redemptions                                        (39,070)            (128,926)
    -------------------------------------------------------------------------------
    NET INCREASE                                        70,666              100,188
    -------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended July 31, 2003, EVM earned $572, $394 and $540 in sub-transfer agent fees from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $9,308, $652 and $2,717 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2003.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The
   Class B Plan requires each Fund to pay EVD amounts equal to 0.75% (annualized) of each Fund's average daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended July 31, 2003, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid $96,520, $65,723 and $43,773, respectively, to EVD,

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   representing 0.75% (annualized) of each Fund's Class B average daily net assets. At July 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $885,000, $542,000 and $329,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% (annualized) of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2003 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $15,433, $788, and $11,060, respectively, for Class A shares, and $25,739, $17,526 and $11,673, respectively, for Class B shares.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $14,000, $1,000 and $5,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended July 31, 2003 were as follows:

    FLORIDA INSURED
    -----------------------------------------------------
    Increases                                 $10,146,770
    Decreases                                   3,376,130

    HAWAII
    -----------------------------------------------------
    Increases                                 $ 1,063,615
    Decreases                                     837,281

    KANSAS
    -----------------------------------------------------
    Increases                                 $ 2,626,038
    Decreases                                   1,302,121

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

8 Shareholder Meeting
--------------------------------------------------------------------------------
   The Funds held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

    FUND                                      JESSICA M. BIBLIOWICZ  DONALD R. DWIGHT  JAMES B. HAWKES  SAMUEL L. HAYES, III
    ------------------------------------------------------------------------------------------------------------------------
    FLORIDA INSURED FUND
      Affirmative                                      2,619,758          2,614,017        2,619,758            2,619,758
      Withhold                                            14,837             20,578           14,837               14,837
    HAWAII FUND
      Affirmative                                      1,648,017          1,648,017        1,648,017            1,648,017
      Withhold                                            13,744             13,744           13,744               13,744
    KANSAS FUND
      Affirmative                                      1,647,542          1,647,542        1,647,542            1,647,542
      Withhold                                             7,473              7,473            7,473                7,473

    FUND                                      WILLIAM H. PARK  NORTON H. REAMER  LYNN A. STOUT
    ----------------------------------------
    FLORIDA INSURED FUND
      Affirmative                                 2,619,758         2,619,758       2,619,758
      Withhold                                       14,837            14,837          14,837
    HAWAII FUND
      Affirmative                                 1,648,017         1,648,017       1,648,017
      Withhold                                       13,744            13,744          13,744
    KANSAS FUND
      Affirmative                                 1,647,542         1,647,542       1,647,542
      Withhold                                        7,473             7,473           7,473

   Each nominee was also elected a Trustee of its corresponding Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 94.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 5.3%
------------------------------------------------------------------------
     $  145        Duval County, HFA, SFMR, (GNMA), (AMT),
                   6.70%, 10/1/26                            $   149,420
        595        Escambia County, HFA, SFMR, (GNMA),
                   (AMT), 7.00%, 4/1/28                          619,062
        265        Manatee County, HFA, SFMR, (GNMA),
                   (AMT), 6.875%, 11/1/26                        277,018
        815        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 5.80%, 3/1/29                          830,884
        435        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 6.70%, 2/1/28                          445,418
------------------------------------------------------------------------
                                                             $ 2,321,802
------------------------------------------------------------------------
Insured-Certificates of Participation -- 1.1%
------------------------------------------------------------------------
     $  500        Broward County, School Board,
                   Certificates of Participation, (FSA),
                   5.00%, 7/1/26                             $   492,270
------------------------------------------------------------------------
                                                             $   492,270
------------------------------------------------------------------------
Insured-Education -- 3.2%
------------------------------------------------------------------------
     $1,500        Florida State University, System
                   Improvement Revenue, (AMBAC),
                   4.50%, 7/1/23                             $ 1,392,630
------------------------------------------------------------------------
                                                             $ 1,392,630
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.3%
------------------------------------------------------------------------
     $  500        Lakeland, Energy System, (MBIA),
                   5.50%, 10/1/40                            $   563,045
        600        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            615,450
        200        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)           266,046
------------------------------------------------------------------------
                                                             $ 1,444,541
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 2.8%
------------------------------------------------------------------------
     $1,160        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/19                            $   504,032
        250        Orange, Tourist Development Tax, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        269,477
        400        Titusville Water and Sewer, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        431,164
------------------------------------------------------------------------
                                                             $ 1,204,673
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 3.0%
------------------------------------------------------------------------
     $1,000        Florida Board of Education, Capital
                   Outlay, (Public Education), (MBIA),
                   5.00%, 6/1/32(4)                          $   984,170
        330        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                   347,919
------------------------------------------------------------------------
                                                             $ 1,332,089
------------------------------------------------------------------------
Insured-Hospital -- 11.8%
------------------------------------------------------------------------
     $1,020        Brevard County, Health Facilities
                   Authority, (Health First, Inc.), (MBIA),
                   5.125%, 4/1/31                            $ 1,012,472
        200        Dade, Public Facilities Board, (Jackson
                   Memorial Hospital), (MBIA),
                   4.875%, 6/1/15                                201,486
      1,000        Jacksonville, Economic Development
                   Commission Health Care, (Mayo Clinic),
                   (MBIA), 5.50%, 11/15/36                     1,033,700
        350        Miami Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                      349,993
      1,000        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.50%, 7/1/28                               1,049,200
      1,500        South Miami, Health Facility Authority
                   Hospital Revenue, (Baptist Health),
                   (AMBAC), 5.25%, 11/15/33                    1,507,245
------------------------------------------------------------------------
                                                             $ 5,154,096
------------------------------------------------------------------------
Insured-Housing -- 4.7%
------------------------------------------------------------------------
     $  500        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $   518,330
      1,000        Florida HFA, (Mariner Club Apartments),
                   (AMBAC), (AMT), 6.375%, 9/1/36              1,033,240
        500        Florida HFA, (Spinnaker Cove
                   Apartments), (AMBAC), (AMT),
                   6.50%, 7/1/36                                 518,645
------------------------------------------------------------------------
                                                             $ 2,070,215
------------------------------------------------------------------------
Insured-Miscellaneous -- 6.0%
------------------------------------------------------------------------
     $  300        Orange County, Tourist Development Tax,
                   (AMBAC), Variable Rate, 10/1/30(2)(3)     $   300,387
        500        St. John's County, IDA, (Professional
                   Golf), (MBIA), 5.00%, 9/1/23                  498,410
      1,900        Village Center Community Development
                   District, (MBIA), 5.00%, 11/1/32            1,844,444
------------------------------------------------------------------------
                                                             $ 2,643,241
------------------------------------------------------------------------
Insured-Solid Waste -- 1.2%
------------------------------------------------------------------------
     $  500        Dade County Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.50%, 10/1/13                            $   519,750
------------------------------------------------------------------------
                                                             $   519,750
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 15.4%
------------------------------------------------------------------------
     $  375        Celebration Community Development
                   District, (MBIA), 5.125%, 5/1/20          $   380,962
        750        Crossings at Fleming Island Community
                   Development District, (MBIA),
                   5.80%, 5/1/16                                 816,967
        415        Dade County, Special Obligations,
                   Residual Certificates, (AMBAC), Variable
                   Rate, 10/1/35(2)(3)                           377,164
        980        Jacksonville Sales Tax, (AMBAC),
                   5.00%, 10/1/30                                960,665
        500        Jacksonville, Capital Improvement
                   Revenue, (Stadium), (AMBAC),
                   4.75%, 10/1/25                                475,935
        490        Julington Creek, Plantation Community
                   Development District, (MBIA),
                   5.00%, 5/1/29                                 477,157
        500        Miami-Dade County, Special Obligations,
                   (MBIA), 5.00%, 10/1/37                        485,460
        465        Polk County, Transportation
                   Improvements, (FSA), 5.25%, 12/1/22           474,877
        250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          251,847
        505        St. Petersburg Excise Tax, (FGIC),
                   5.00%, 10/1/16                                512,237
        340        Sunrise Public Facilities Sales Tax,
                   (MBIA), 0.00%, 10/1/15                        187,881
      1,625        Tampa, Utility Tax, (AMBAC),
                   0.00%, 4/1/21                                 620,961
      1,950        Tampa, Utility Tax, (AMBAC),
                   0.00%, 10/1/21                                725,147
------------------------------------------------------------------------
                                                             $ 6,747,260
------------------------------------------------------------------------
Insured-Transportation -- 12.5%
------------------------------------------------------------------------
     $  500        Dade County Aviation Facilities, (Miami
                   International Airport), (FSA), (AMT),
                   5.125%, 10/1/22                           $   489,805
        500        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16                               520,120
        400        Greater Orlando, Aviation Authority,
                   (FGIC), Variable Rate, 4/1/13(2)(3)           405,244
      1,000        Orlando & Orange County Expressway
                   Authority, (AMBAC), 5.00%, 7/1/30             980,380
        500        Orlando & Orange County Expressway
                   Authority, (AMBAC), 5.00%, 7/1/35             488,135
        700        Puerto Rico Highway and Transportation
                   Authority, (CIFG), 5.00%, 7/1/28              703,234
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              477,850
        750        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36              751,665
        150        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36              161,123
        500        Tampa-Hillsborough County Expressway
                   Authority, (FGIC), 5.00%, 7/1/32              489,130
------------------------------------------------------------------------
                                                             $ 5,466,686
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Utility -- 4.9%
------------------------------------------------------------------------
     $1,175        Gainesville, Utility System, (FSA),
                   5.00%, 10/1/33                            $ 1,148,950
      1,000        Port St. Lucie, Utility, (MBIA),
                   5.00%, 9/1/22                               1,000,350
------------------------------------------------------------------------
                                                             $ 2,149,300
------------------------------------------------------------------------
Insured-Water and Sewer -- 19.4%
------------------------------------------------------------------------
     $  600        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $   560,088
        735        Enterprise Community Development
                   District, Water and Sewer, (MBIA),
                   6.125%, 5/1/24                                764,334
        250        Florida Governmental Utility Authority,
                   (Barefoot Bay Utility System), (AMBAC),
                   5.00%, 10/1/29                                245,155
      1,000        Jacksonville, Water and Sewer, (AMBAC),
                   (AMT), 6.35%, 8/1/25                        1,087,910
        500        JEA, Water & Sewer, (AMBAC),
                   4.75%, 10/1/43                                461,020
      1,000        Lee County, IDA, (Bonita Springs
                   Utilities), (MBIA), (AMT),
                   6.05%, 11/1/20                              1,067,080
        750        Lee County, Water and Sewer, (AMBAC),
                   5.00%, 10/1/29                                735,465
      1,000        Marion County, Utility System, (FGIC),
                   5.00%, 12/1/31                                978,430
      1,000        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                                994,120
        250        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                274,095
        375        Tampa Bay, Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                  334,144
      1,000        Vero Beach, Water and Sewer, (FGIC),
                   5.00%, 12/1/21                              1,000,160
------------------------------------------------------------------------
                                                             $ 8,502,001
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.6%
   (identified cost $40,510,848)                             $41,440,554
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.4%                       $ 2,368,444
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $43,808,998
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 94.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.7% to 38.0% of total investments.

 At July 31, 2003, the Portfolio's insured securities by financial institution are as follows:

                                      MARKET          % OF
                                       VALUE      MARKET VALUE
--------------------------------------------------------------
AMBAC Financial Group, Inc.
(AMBAC)                             $14,544,124      35.1%
Financial Guaranty Insurance
Company (FGIC)                        4,553,528      11.0%
Financial Security Assurance Inc.
(FSA)                                 3,569,271       8.6%
Municipal Bond Insurance
Association (MBIA)                   15,748,595      38.0%
CDC IXIS Financial Guaranty North
America, Inc. (CIFG)                    703,234       1.7%
--------------------------------------------------------------
                                    $39,118,752      94.4%

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 94.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 4.0%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $   736,215
------------------------------------------------------------------------
                                                             $   736,215
------------------------------------------------------------------------
General Obligations -- 9.3%
------------------------------------------------------------------------
     $  750        Honolulu, 4.75%, 9/1/17                   $   765,052
        575        Maui County, 5.00%, 3/1/21                    576,236
        200        Maui County, 5.50%, 3/1/19                    210,764
        285        Puerto Rico, 0.00%, 7/1/15                    159,512
------------------------------------------------------------------------
                                                             $ 1,711,564
------------------------------------------------------------------------
Hospital -- 5.7%
------------------------------------------------------------------------
     $  620        Hawaii Department of Budget and Finance,
                   (Queens Health System), 5.75%, 7/1/26     $   625,636
        300        Hawaii Department of Budget and Finance,
                   (Wilcox Memorial Hospital),
                   5.35%, 7/1/18                                 286,917
        150        Hawaii Department of Budget and Finance,
                   (Wilcox Memorial Hospital),
                   5.50%, 7/1/28                                 141,001
------------------------------------------------------------------------
                                                             $ 1,053,554
------------------------------------------------------------------------
Housing -- 6.3%
------------------------------------------------------------------------
     $   25        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    25,887
      1,000        Hawaii Housing Finance and Development,
                   Single Family, 5.90%, 7/1/27                1,016,860
        115        Hawaii Housing Finance and Development,
                   Single Family, (AMT), 6.00%, 7/1/26           116,339
------------------------------------------------------------------------
                                                             $ 1,159,086
------------------------------------------------------------------------
Industrial Development Revenue -- 1.7%
------------------------------------------------------------------------
     $  375        Hawaii Department of Transportation
                   Special Facilities, (Continental
                   Airlines), 7.00%, 6/1/20                  $   307,466
------------------------------------------------------------------------
                                                             $   307,466
------------------------------------------------------------------------
Insured-Education -- 9.4%
------------------------------------------------------------------------
     $  500        Hawaii State Housing Development Corp.,
                   (University of Hawaii), (AMBAC),
                   5.65%, 10/1/16                            $   538,840
        240        University of Hawaii Board of Regents,
                   University System, (FSA),
                   5.00%, 10/1/18                                245,311
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $  250        University of Hawaii Board of Regents,
                   University System, (FSA), 5.25%, 10/1/16  $   263,030
        100        University of Hawaii Board of Regents,
                   University System, (FSA),
                   5.25%, 10/1/17                                104,516
        175        University of Hawaii, University System,
                   (Wellness Center), (FGIC),
                   5.125%, 7/15/32                               174,471
        400        University of Puerto Rico, (MBIA),
                   5.375%, 6/1/30                                411,944
------------------------------------------------------------------------
                                                             $ 1,738,112
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.3%
------------------------------------------------------------------------
     $  250        Hawaii Department of Budget and Finance,
                   (Hawaiian Electric Co.), (AMBAC), (AMT),
                   5.75%, 12/1/18                            $   260,393
        500        Hawaii Department of Budget and Finance,
                   (Hawaiian Electric Co.), (MBIA), (AMT),
                   6.60%, 1/1/25                                 530,855
------------------------------------------------------------------------
                                                             $   791,248
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 4.0%
------------------------------------------------------------------------
     $  375        Hawaii, (MBIA), Prerefunded to 10/1/10,
                   5.25%, 10/1/20                            $   416,385
        305        Kauai County, (MBIA), Prerefunded to
                   2/1/04, 5.90%, 2/1/14                         318,655
------------------------------------------------------------------------
                                                             $   735,040
------------------------------------------------------------------------
Insured-General Obligations -- 12.0%
------------------------------------------------------------------------
     $  350        Hawaii County, (FGIC), 5.125%, 7/15/21    $   353,889
        350        Hawaii County, (FGIC), 5.55%, 5/1/10          389,844
        375        Hawaii, (FSA), 5.125%, 2/1/22                 378,109
        375        Hawaii, (MBIA), 5.00%, 4/1/17                 385,020
        400        Kauai County, (MBIA), 5.00%, 8/1/24(1)        393,616
        100        Puerto Rico General Obligation, (FGIC),
                   Variable Rate, 7/1/32(2)(3)                   101,165
        200        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                   210,860
------------------------------------------------------------------------
                                                             $ 2,212,503
------------------------------------------------------------------------
Insured-Hospital -- 0.5%
------------------------------------------------------------------------
     $  100        Hawaii Department of Budget and Finance,
                   (St. Francis Medical Center), (FSA),
                   6.50%, 7/1/22                             $   101,378
------------------------------------------------------------------------
                                                             $   101,378
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.1%
------------------------------------------------------------------------
     $  200        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                              $   201,290
------------------------------------------------------------------------
                                                             $   201,290
------------------------------------------------------------------------
Insured-Miscellaneous -- 2.2%
------------------------------------------------------------------------
     $  400        Puerto Rico Municipal Finance Agency,
                   (FSA), 5.00%, 8/1/27                      $   401,988
------------------------------------------------------------------------
                                                             $   401,988
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  210        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   212,033
------------------------------------------------------------------------
                                                             $   212,033
------------------------------------------------------------------------
Insured-Transportation -- 18.2%
------------------------------------------------------------------------
     $  500        Guam Government Ltd. Obligation -
                   Highway Revenue, (FSA), 5.25%, 5/1/11     $   547,615
        500        Hawaii Airports System, (FGIC), (AMT),
                   5.25%, 7/1/21                                 499,690
        100        Hawaii Airports System, (MBIA), (AMT),
                   6.90%, 7/1/12                                 118,213
        650        Hawaii Harbor Revenue, (FGIC), (AMT),
                   6.375%, 7/1/24                                687,531
        250        Hawaii Highway, (FSA), 5.00%, 7/1/22          250,150
      1,300        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38             1,242,410
------------------------------------------------------------------------
                                                             $ 3,345,609
------------------------------------------------------------------------
Insured-Water and Sewer -- 10.4%
------------------------------------------------------------------------
     $  600        Honolulu, City and County Board Water
                   Supply Systems, (FSA), 5.25%, 7/1/31      $   603,252
      1,000        Honolulu, City and County Wastewater
                   Systems, (FGIC), 0.00%, 7/1/18                454,960
        730        Honolulu, City and County Wastewater
                   Systems, (FGIC), 4.50%, 7/1/28                654,825
        200        Honolulu, City and County Wastewater
                   Systems, (FGIC), 5.00%, 7/1/23                198,372
------------------------------------------------------------------------
                                                             $ 1,911,409
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Other Revenue -- 1.3%
------------------------------------------------------------------------
     $  200        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(2)(3)   $   242,036
------------------------------------------------------------------------
                                                             $   242,036
------------------------------------------------------------------------
Special Tax Revenue -- 1.4%
------------------------------------------------------------------------
     $  250        Virgin Islands Public Facilities
                   Authority, 5.625%, 10/1/25                $   252,030
------------------------------------------------------------------------
                                                             $   252,030
------------------------------------------------------------------------
Transportation -- 1.5%
------------------------------------------------------------------------
     $  250        Hawaii Highway Revenue, 5.50%, 7/1/18     $   273,090
------------------------------------------------------------------------
                                                             $   273,090
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.5%
   (identified cost $16,607,879)                             $17,385,651
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.5%                       $ 1,016,120
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $18,401,771
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 67.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.0% to 25.0% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.1%
------------------------------------------------------------------------
     $  550        Kansas Highway Transportation
                   Department, Prerefunded to 9/1/09,
                   5.25%, 9/1/19                             $   614,278
        415        Labette County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/14                      242,966
      1,000        Saline County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/15                      551,100
------------------------------------------------------------------------
                                                             $ 1,408,344
------------------------------------------------------------------------
General Obligations -- 2.2%
------------------------------------------------------------------------
     $  500        Johnson County, Unified School District
                   #229, 5.00%, 10/1/16                      $   514,285
------------------------------------------------------------------------
                                                             $   514,285
------------------------------------------------------------------------
Hospital -- 6.7%
------------------------------------------------------------------------
     $  250        Lawrence, (Lawrence Memorial Hospital),
                   6.20%, 7/1/19                             $   251,492
        250        Sedgwick County, Health Care Facility,
                   (Catholic Care Center, Inc.),
                   5.875%, 11/15/31                              253,050
        500        University of Kansas Hospital Authority,
                   5.50%, 9/1/22                                 505,855
        500        Wichita, (Christi Health Systems, Inc.),
                   6.25%, 11/15/24                               526,620
------------------------------------------------------------------------
                                                             $ 1,537,017
------------------------------------------------------------------------
Housing -- 2.6%
------------------------------------------------------------------------
     $  100        Kansas Development Finance Authority,
                   (FHA), (Martin Creek), 6.60%, 8/1/34      $   101,499
        250        Olathe, Multifamily, (Deerfield Apts.),
                   (FNMA), 6.45%, 6/1/19                         256,887
        150        Puerto Rico Housing Finance Corp.,
                   7.50%, 4/1/22                                 154,275
         90        Sedgwick County, SFMR, (GNMA),
                   8.00%, 5/1/25                                  94,952
------------------------------------------------------------------------
                                                             $   607,613
------------------------------------------------------------------------
Industrial Development Revenue -- 2.8%
------------------------------------------------------------------------
     $  500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26           $   270,005
        350        Wyandotte County & Kansas City Unified
                   Government Pollution, (General Motors
                   Corp.), 6.00%, 6/1/25                         366,065
------------------------------------------------------------------------
                                                             $   636,070
------------------------------------------------------------------------
Insured-Education -- 6.0%
------------------------------------------------------------------------
     $  100        Kansas Development Finance Authority,
                   (Kansas Board of Regents), (AMBAC),
                   5.00%, 4/1/14                             $   106,417
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Kansas Board of Regents), (AMBAC),
                   5.00%, 10/1/32                            $   486,865
        550        Kansas Development Finance Authority,
                   (Kansas State University-Athletic
                   Facility), (AMBAC), 0.00%, 7/1/18             253,522
        500        Washburn University, Topeka, (Living
                   Learning Center), (AMBAC),
                   6.125%, 7/1/29                                550,025
------------------------------------------------------------------------
                                                             $ 1,396,829
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.1%
------------------------------------------------------------------------
     $  250        Augusta, Electric System, (AMBAC),
                   5.00%, 8/1/22                             $   250,090
        345        Burlington, PCR, (Kansas Gas & Electric
                   Co.), (MBIA), 7.00%, 6/1/31                   361,336
        135        Kansas City, Utility System, (FGIC),
                   6.375%, 9/1/23                                143,922
        250        Pratt, Electric System, (AMBAC),
                   5.25%, 5/1/18                                 259,392
        375        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            384,656
------------------------------------------------------------------------
                                                             $ 1,399,396
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 4.7%
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Stormont Vail Healthcare), (MBIA),
                   Prerefunded to 11/15/06, 5.80%, 11/15/11  $   559,490
        250        Sedgwick County, Unified School District
                   #267, (AMBAC), Prerefunded to 11/1/05,
                   6.15%, 11/1/09                                275,900
        230        Sedgwick County, Unified School District
                   #267, (AMBAC), Prerefunded to 11/1/05,
                   6.15%, 11/1/10                                253,828
------------------------------------------------------------------------
                                                             $ 1,089,218
------------------------------------------------------------------------
Insured-General Obligations -- 20.2%
------------------------------------------------------------------------
     $  250        Butler and Sedgwick County, Unified
                   School District #385, (FGIC),
                   5.00%, 9/1/19                             $   253,187
        250        Butler and Sedgwick County, Unified
                   School District #385, (FSA),
                   5.40%, 9/1/18                                 263,207
        500        Dodge, Ford County Unified School
                   District #443, (FGIC), 4.20%, 9/1/17          478,170
        200        Johnson County, Unified School District
                   #231, (FGIC), 6.00%, 10/1/16                  231,166
        250        Johnson County, Unified School District
                   #232, (FSA), 4.75%, 9/1/19                    249,573
        300        Johnson County, Unified School District
                   #233, (FGIC), 5.50%, 9/1/17                   331,527
        500        Lyon County, Unified School District
                   #253, (FGIC), 4.75%, 9/1/21                   487,245
        230        Puerto Rico General Obligation, (FGIC),
                   Variable Rate, 7/1/32(2)(3)                   232,680

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $   80        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/24/20(2)(3)              $   102,962
        750        Scott County, Unified School District
                   #466, (FGIC), 5.00%, 9/1/22                   750,240
      1,000        Sedgwick County, Unified School District
                   #259, (FSA), 2.50%, 10/1/17                   765,950
        500        Sedgwick County, Unified School District
                   #267, (AMBAC), 5.00%, 11/1/19                 506,925
------------------------------------------------------------------------
                                                             $ 4,652,832
------------------------------------------------------------------------
Insured-Hospital -- 10.1%
------------------------------------------------------------------------
     $  250        Coffeyville, Public Building Commission
                   Health Care Facility, (Coffeyville
                   Regional Medical Center), (AMBAC),
                   5.00%, 8/1/22                             $   247,430
        250        Kansas Development Finance Authority,
                   (Hays Medical Center, Inc.), (MBIA),
                   5.50%, 11/15/22                               253,693
        500        Kansas Development Finance Authority,
                   (Sisters Of Charity - Leavenworth),
                   (MBIA), 5.00%, 12/1/25                        487,490
        500        Kansas Development Finance Authority,
                   (St. Luke's/ Shawnee Mission), (MBIA),
                   5.375%, 11/15/26                              500,980
        600        Kansas Development Finance Authority,
                   (Stormont-Vail Healthcare), (MBIA),
                   5.375%, 11/15/24                              606,144
        250        Manhattan Hospital, (Mercy Health
                   Center), (FSA), 5.20%, 8/15/26                248,005
------------------------------------------------------------------------
                                                             $ 2,343,742
------------------------------------------------------------------------
Insured-Housing -- 1.1%
------------------------------------------------------------------------
     $  250        Augusta Public Building Commission
                   Revenue, (Cottonwood Point, Inc.),
                   (MBIA), 5.25%, 4/1/22                     $   252,845
------------------------------------------------------------------------
                                                             $   252,845
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.3%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (7th and Harrison Project), (AMBAC),
                   5.75%, 12/1/27                            $   287,278
        250        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   5.00%, 5/1/21                                 251,098
------------------------------------------------------------------------
                                                             $   538,376
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.7%
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Capital Restoration Parking Facility),
                   (FSA), 5.00%, 10/1/21(4)                  $   502,705
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation (continued)
------------------------------------------------------------------------
     $  120        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(3)     $   132,628
------------------------------------------------------------------------
                                                             $   635,333
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.3%
------------------------------------------------------------------------
     $  525        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   530,082
------------------------------------------------------------------------
                                                             $   530,082
------------------------------------------------------------------------
Insured-Transportation -- 7.3%
------------------------------------------------------------------------
     $  440        Kansas Turnpike Authority, (AMBAC),
                   Variable Rate, 3/1/15(2)(3)               $   325,543
        750        Kansas Turnpike Authority, (FSA),
                   5.00%, 9/1/24                                 746,580
        100        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(2)(3)                                  101,165
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36              501,110
------------------------------------------------------------------------
                                                             $ 1,674,398
------------------------------------------------------------------------
Insured-Water and Sewer -- 12.6%
------------------------------------------------------------------------
     $  500        Chisholm Creek Utility Authority, Water
                   and Wastewater, (Bel Aire & Park City),
                   (MBIA), 5.25%, 9/1/20                     $   516,200
        500        Kansas Development Finance Authority,
                   Public Water Supply, (AMBAC),
                   5.00%, 4/1/24                                 497,735
        500        Topeka, Water Pollution Control Utility
                   System, (FGIC), 5.40%, 8/1/31                 507,270
        200        Wellington Electric, Waterworks, and
                   Sewer Utilities System, (AMBAC),
                   5.20%, 5/1/23                                 201,572
        500        Wichita, Water & Sewer Utility, (FGIC),
                   5.00%, 10/1/28                                493,550
        750        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   4.50%, 9/1/28                                 683,715
------------------------------------------------------------------------
                                                             $ 2,900,042
------------------------------------------------------------------------
Water and Sewer -- 0.9%
------------------------------------------------------------------------
     $  200        Kansas Development Finance Authority,
                   5.00%, 11/1/21                            $   200,924
------------------------------------------------------------------------
                                                             $   200,924
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.7%
   (identified cost $22,088,562)                             $22,317,346
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.3%                       $   766,907
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $23,084,253
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2003, 78.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 14.6% to 23.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2003

                                      FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $40,510,848           $16,607,879       $22,088,562
   Unrealized appreciation                       929,706               777,772           228,784
---------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $41,440,554           $17,385,651       $22,317,346
---------------------------------------------------------------------------------------------------
Cash                                         $ 1,525,018           $   763,795       $   364,515
Receivable for investments sold                  160,516                    --            10,200
Interest receivable                              581,825               183,605           342,745
Receivable for daily variation
   margin on open financial
   futures contracts                             116,375                83,125            64,000
Prepaid expenses                                      22                    13                19
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $43,824,310           $18,416,189       $23,098,825
---------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------
Accrued expenses                             $    15,312           $    14,418       $    14,572
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $    15,312           $    14,418       $    14,572
---------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $43,808,998           $18,401,771       $23,084,253
---------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals             $42,236,941           $17,183,957       $22,505,733
Net unrealized appreciation
   (computed on the basis of
   identified cost)                            1,572,057             1,217,814           578,520
---------------------------------------------------------------------------------------------------
TOTAL                                        $43,808,998           $18,401,771       $23,084,253
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2003

                                      FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------
Interest                                     $ 1,097,766            $ 487,424         $ 598,771
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 1,097,766            $ 487,424         $ 598,771
---------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------
Investment adviser fee                       $    49,414            $  14,059         $  19,622
Trustees fees and expenses                           796                   79                79
Legal and accounting services                     10,048                9,418             9,522
Custodian fee                                     14,884                8,556            11,036
Miscellaneous                                      5,387                5,101             5,842
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $    80,529            $  37,213         $  46,101
---------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $     4,300            $   2,861         $   2,645
---------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $     4,300            $   2,861         $   2,645
---------------------------------------------------------------------------------------------------

NET EXPENSES                                 $    76,229            $  34,352         $  43,456
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 1,021,537            $ 453,072         $ 555,315
---------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)                $    20,821            $(110,331)        $ (22,263)
   Financial futures contracts                  (351,005)            (281,859)         (223,911)
---------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (330,184)           $(392,190)        $(246,174)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                                 $(1,492,466)           $(300,938)        $(543,546)
   Financial futures contracts                   643,057              504,003           350,445
---------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  (849,409)           $ 203,065         $(193,101)
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(1,179,593)           $(189,125)        $(439,275)
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                    $  (158,056)           $ 263,947         $ 116,040
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,021,537           $   453,072       $   555,315
   Net realized loss                            (330,184)             (392,190)         (246,174)
   Net change in unrealized
      appreciation (depreciation)               (849,409)              203,065          (193,101)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                    $  (158,056)          $   263,947       $   116,040
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $10,146,770           $ 1,063,615       $ 2,626,038
   Withdrawals                                (3,376,130)             (837,281)       (1,302,121)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $ 6,770,640           $   226,334       $ 1,323,917
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 6,612,584           $   490,281       $ 1,439,957
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of period                       $37,196,414           $17,911,490       $21,644,296
---------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $43,808,998           $18,401,771       $23,084,253
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,708,960           $   937,194       $   952,671
   Net realized loss                            (277,266)             (154,552)          (48,369)
   Net change in unrealized
      appreciation (depreciation)                976,814               366,119           477,700
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 2,408,508           $ 1,148,761       $ 1,382,002
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $11,147,165           $ 2,494,995       $ 6,529,606
   Withdrawals                                (6,277,172)           (3,509,526)       (2,586,730)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS          $ 4,869,993           $(1,014,531)      $ 3,942,876
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 7,278,501           $   134,230       $ 5,324,878
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year                         $29,917,913           $17,777,260       $16,319,418
---------------------------------------------------------------------------------------------------
AT END OF YEAR                               $37,196,414           $17,911,490       $21,644,296
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             FLORIDA INSURED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       -----------------------------------------------------------
                                  (UNAUDITED)           2003        2002(1)        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.39%(2)        0.37%         0.39%        0.47%       0.38%       0.18%
   Net expenses after
      custodian fee reduction            0.37%(2)        0.36%         0.35%        0.43%       0.34%       0.11%
   Net investment income                 4.96%(2)        5.25%         5.26%        5.34%       5.32%       5.21%
Portfolio Turnover                          4%             16%           18%           8%         34%          9%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.10%           7.68%         5.60%          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $43,809         $37,196       $29,918      $25,539     $25,760     $28,140
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                 0.30%
   Expenses after custodian
      fee reduction                                                                                         0.23%
   Net investment income                                                                                    5.09%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 HAWAII PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       -----------------------------------------------------------
                                  (UNAUDITED)           2003        2002(1)        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.40%(2)        0.38%         0.48%        0.35%       0.02%       0.04%
   Net expenses after
      custodian fee reduction            0.37%(2)        0.33%         0.45%        0.28%       0.00%       0.00%
   Net investment income                 4.94%(2)        5.10%         5.20%        5.53%       5.67%       5.39%
Portfolio Turnover                          2%             11%           22%          13%         20%         29%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.41%           6.51%         5.43%          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $18,402         $17,911       $17,777      $18,885     $17,093     $20,390
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                         0.40%       0.38%       0.28%
   Expenses after custodian
      fee reduction                                                                 0.33%       0.36%       0.24%
   Net investment income                                                            5.48%       5.31%       5.15%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 KANSAS PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2003       -----------------------------------------------------------
                                  (UNAUDITED)           2003        2002(1)        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.40%(2)        0.41%         0.50%        0.23%       0.05%       0.06%
   Net expenses after
      custodian fee reduction            0.38%(2)        0.38%         0.46%        0.22%       0.00%       0.00%
   Net investment income                 4.88%(2)        5.05%         5.00%        5.55%       5.59%       5.34%
Portfolio Turnover                         15%             17%           18%           7%         24%         33%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.54%           7.93%         5.40%          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $23,084         $21,644       $16,319      $12,423     $12,200     $12,881
-----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                            0.53%        0.47%       0.49%       0.36%
   Expenses after custodian
      fee reduction                                                    0.49%        0.46%       0.44%       0.30%
   Net investment income                                               4.97%        5.31%       5.15%       5.04%
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.93% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At July 31, 2003, the Eaton Vance Florida Insured Municipals Fund, the Eaton Vance Hawaii Municipals Fund and the Eaton Vance Kansas Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trusts' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2003, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $49,414            0.24%
    Hawaii                                     14,059            0.15%
    Kansas                                     19,622            0.17%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2003, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2003, were as follows:

    FLORIDA INSURED
    ----------------------------------------------------
    Purchases                                 $7,370,172
    Sales                                      1,537,612

    HAWAII
    ----------------------------------------------------
    Purchases                                 $  817,615
    Sales                                        401,400

    KANSAS
    ----------------------------------------------------
    Purchases                                 $4,806,904
    Sales                                      3,341,572

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2003, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED
    -----------------------------------------------------
    AGGREGATE COST                            $40,474,943
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,506,447
    Gross unrealized depreciation                (540,836)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   965,611
    -----------------------------------------------------

    HAWAII
    -----------------------------------------------------
    AGGREGATE COST                            $16,570,181
    -----------------------------------------------------
    Gross unrealized appreciation             $   999,427
    Gross unrealized depreciation                (183,957)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   815,470
    -----------------------------------------------------
    KANSAS
    -----------------------------------------------------
    AGGREGATE COST                            $22,036,601
    -----------------------------------------------------
    Gross unrealized appreciation             $   745,090
    Gross unrealized depreciation                (464,345)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   280,745
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2003 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    Florida Insured                 9/03        49 U.S. Treasury Bond     Short          $642,351
    ------------------------------------------------------------------------------------------------
    Hawaii                          9/03        35 U.S. Treasury Bond     Short          $440,042
    ------------------------------------------------------------------------------------------------
    Kansas                          9/03        17 U.S. Treasury Bond     Short          $201,053
                                    9/03        18 U.S. Treasury Note     Short          $148,683

   At July 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Interestholder Meeting
--------------------------------------------------------------------------------
   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              JESSICA M.   DONALD R.   JAMES B.   SAMUEL L.   WILLIAM H.   NORTON H.   LYNN A.
    PORTFOLIO                                 BIBLIOWICZ     DWIGHT     HAWKES    HAYES, III     PARK        REAMER     STOUT
    ---------------------------------------------------------------------------------------------------------------------------
    FLORIDA INSURED PORTFOLIO
       Affirmative                                   99%         99%        99%         99%          99%         99%       99%
       Withhold                                       1%          1%         1%          1%           1%          1%        1%
    ---------------------------------------------------------------------------------------------------------------------------
    HAWAII PORTFOLIO
       Affirmative                                   99%         99%        99%         99%          99%         99%       99%
       Withhold                                       1%          1%         1%          1%           1%          1%        1%
    ---------------------------------------------------------------------------------------------------------------------------
    KANSAS PORTFOLIO
       Affirmative                                   99%         99%        99%         99%          99%         99%       99%
       Withhold                                       1%          1%         1%          1%           1%          1%        1%
    ---------------------------------------------------------------------------------------------------------------------------

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

EATON VANCE MUNICIPALS FUNDS

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and
Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and
Portfolio Manager of
Kansas Municipals Portfolio

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                         EATON VANCE MUNICIPALS TRUST II
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

335-9/03                                                                  3CSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II (ON BEHALF OF EATON VANCE FLORIDA INSURED MUNICIPALS FUND)


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II (ON BEHALF OF EATON VANCE HAWAII MUNICIPALS
FUND)


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II (ON BEHALF OF EATON VANCE KANSAS MUNICIPALS
FUND)


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  September 23, 2003
       ------------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  September 23, 2003
       ------------------